SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 09, 2021
Cash equivalents	$ 0	$ 0
Unrecognized tax benefits	$ 0
Unrecognized tax benefits accrued for interest and penalties		$ 0
Private Placement Warrants
Aggregate number of shares of common stock into which Rights may be converted		796,000	81,000
Private Placement Warrants | IPO [Member]
Aggregate number of shares of common stock into which Rights may be converted	2,070,000